Supplement to the
Fidelity® Select Portfolios®
Telecommunications Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2020.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of the fund and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian (Co-Portfolio Manager) has managed the fund since 2025.
ATLC-SUSTK-0825-105 1.9880366.105	August 21, 2025
Supplement to the
Fidelity® Select Portfolios®
Telecommunications Portfolio
April 29, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2020.
Effective February 28, 2026, Ms. Abernethy will no longer serve as Co-Portfolio Manager of the fund and Mr. Boyajian will assume sole portfolio manager responsibilities.
Alex Boyajian (Co-Portfolio Manager) has managed the fund since 2025.
TEL-SUSTK-0825-102 1.9880374.102	August 21, 2025